Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2019
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
23	FAIR VALUE OF FINANCIAL INSTRUMENTS

Management considers that the fair value of financial assets and financial liabilities in the consolidated financial statements approximate their carrying amounts at the reporting date.

Fair value hierarchy

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which the fair value is observable.

				Total
	Level 1	Level 2	Level 3	fair value
	USD	USD	USD	USD

Liabilities measured at fair value:

31 December 2019
Derivative financial instruments	-	1,518,249	-	1,518,249

31 December 2018
Derivative financial instruments	-	1,190,073	-	1,190,073

The fair values of the financial liabilities measured at fair value included in the Level 2 category above, have been determined in accordance with generally accepted pricing models based on a discounted cash flow analysis. The models incorporate various inputs including interest rate curves and forward rate curves of the underlying instruments.

During the year ended 31 December 2019 and 2018, there were no transfers between Level 1 and Level 2 fair value measurements.